Derivative Instruments and Hedging (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our foreign currency contracts are denominated in NIS and Euro. The gross notional amounts of outstanding foreign currency contracts in U.S. dollar were as follows:

	As of December 31,
	2022	2021
	(in thousands)
Derivative Designated as Hedging Instruments:
Foreign currency contracts	$63,998	$21,865
Derivatives Not Designated as Hedging Instruments:
Foreign currency contracts	13,814	1,286
Total derivative instruments	$77,812	$23,151

Derivative Instruments, Gain (Loss)	The effect of foreign currency contracts on the Consolidated Statements of Operations during the periods presented were as follows:

	Derivatives Designated as Hedging Instruments			Derivatives Not Designated as Hedging Instruments
	Year Ended December 31,			Year Ended December 31,
	2022	2021	2020	2022	2021	2020
	(in thousands)
Statement of Operations Location:
Cost of revenue	$(175)	$—	$—	$—	$—	$—
Research and development	(1,718)	—	—	—	—	—
Sales and marketing	(732)	—	—	—	—	—
General and administrative	(706)	—	—	—	—	—
Other income (expense), net	—	—	—	(1,659)	59	231
Total gain (loss) recognized in earnings	$(3,331)	$—	$—	$(1,659)	$59	$231

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table represents the net unrealized gains (losses) of foreign currency contracts designated as hedging instruments, net of tax, that were recorded in accumulated other comprehensive profit (loss) during the periods presented, and their effect on other comprehensive profit (loss) for the periods presented:

Net Unrealized Gains (Losses) on Derivatives Designated as Hedging Instruments
(in thousands)
Balance as of December 31, 2020	$—
Amount of net gains (loss) recorded in accumulated other comprehensive profit (loss)	176
Amount of net gains (loss) reclassified from accumulated other comprehensive profit (loss) to earnings	—
Other comprehensive profit (loss)	176
Balance as of December 31, 2021	176
Amount of net gains (loss) recorded in accumulated other comprehensive profit (loss)	1,448
Amount of net gains (loss) reclassified from accumulated other comprehensive profit (loss) to earnings	(3,331)
Other comprehensive profit (loss)	(1,883)
Balance as of December 31, 2022	$(1,707)